NOTES RELATED TO THE CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Schedule of Other Financial Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Notes Related To The Consolidated Statements Of Financial Position [Abstract]
Deposits related to leased premises	€ 193	€ 476	€ 454
Advance payments to suppliers	0	342	620
Other	2	58	17
Total other non-current assets	€ 195	€ 876	€ 1,091